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     As filed with the Securities and Exchange Commission on April 18, 1997
                     Registration Nos. 2-95973 and 811-4236

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-lA

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /X/


                     POST-EFFECTIVE AMENDMENT NO. 41                  /X/


                                       and

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT      /X/
                                     OF 1940


                            AMENDMENT NO. 42                          /X/


                                THE ONE GROUP(R)
               (Exact Name of Registrant as Specified in Charter)

                              1111 POLARIS PARKWAY
                                 P.O. BOX 710211
                            COLUMBUS, OHIO 43271-0211
                    (Address of Principal Executive Offices)

                                 (800) 480-4111
                         (Registrant's Telephone Number)

                                 GEORGE MARTINEZ
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                     (Name and Address of Agent for Service)

                                   Copies To:

              Alan G. Priest, Esquire            Michael V. Wible, Esquire
              Ropes & Gray                       Banc One Corporation
              One Franklin Square                100 East Broad Street, 18th Fl.
              1301 K Street, N.W., Suite 800E    Columbus, Ohio  43271
              Washington, D.C.  20005

It is proposed that this filing will become effective (check appropriate box)

             Immediately upon filing pursuant to paragraph (b)
       ----
             on (date) pursuant to paragraph (b)
       ----
         X   60 days after filing pursuant to paragraph (a)(1)
       ----
             on (DATE) pursuant to paragraph (a)(1)
       ----
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             75 days after filing pursuant to paragraph (a)(2)
       ----
             on (DATE) pursuant to paragraph (a)(2)
       ----  of Rule 485.

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Section (a) (1) of Rule 24f-2. Rule 24f-2 Notice for the Registrant's fiscal year ending June 30, 1996 was filed on August 28, 1996.